Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep 13, 2012
Registrant Name	dei_EntityRegistrantName	RYDEX VARIABLE TRUST
Central Index Key	dei_EntityCentralIndexKey	0001064046
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 13, 2012
Document Effective Date	dei_DocumentEffectiveDate	Sep 13, 2012
Prospectus Date	rr_ProspectusDate	May 1, 2012

All-Asset Aggressive Strategy Fund (Prospectus Summary): | All-Asset Aggressive Strategy Fund
All-Asset Aggressive Strategy Fund

RYDEX VARIABLE TRUST

All-Asset Aggressive Strategy Fund

Supplement dated September 13, 2012

to the Statutory Prospectus of the above listed Fund

dated May 1, 2012

This supplement provides new and additional information beyond that contained in the Statutory Prospectus (the “Prospectus”) listed above and should be read in conjunction with the Prospectus.

Effective immediately, the All-Asset Aggressive Strategy Fund’s “Fees and Expenses of the Fund” table in the Fund’s “Fund Summary” section is revised to correct an overstatement of the Fund’s “Other Expenses” from 0.80% to 0.08%.  As a result of this correction, the Fund’s “Total Annual Fund Operating Expenses” is also revised from 1.82% to 1.10%. For ease of reference, the corrected “Fees and Expenses of the Fund” table is included below.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Owners of variable annuity and insurance contracts that invest in the Fund also should refer to the variable insurance contract prospectus for a description of fees and expenses that may be deducted at the separate account level or contract level for any charges that may be incurred under a contract. If the information below were to reflect the deduction of insurance charges, fees and expenses would be higher.

SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Variable Annuity All-Asset Aggressive Strategy Fund
Management Fees		none
Distribution (12b-1) and Shareholder Service Fees		none
Other Expenses		0.08%
Acquired Fund Fees and Expenses		1.02%
Total Annual Fund Operating Expenses	[1]	1.10%
[1]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include acquired fund fees and expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

In addition, the amounts set forth under the “Example” heading in the Fund’s “Fund Summary” section is revised to reflect the Fund’s lower “Total Annual Fund Operating Expenses.” The revised amounts are set forth below.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Variable Annuity All-Asset Aggressive Strategy Fund	112	350	606	1,340

Finally, the Fund’s “Total Expenses” as set forth in the Fund’s “Financial Highlights” table is also revised to reflect the Fund’s lower “Total Annual Fund Operating Expenses” less “Acquired Fund Fees and Expenses” for the fiscal year ended December 31, 2011.  Therefore, under the headings “Financial Highlights - All-Asset Aggressive Strategy Fund,” the “Total Expenses” of the Fund for the fiscal year ended December 31, 2011 are revised from 0.80% to 0.08%.

Shareholders may contact Guggenheim Investments Client Services at 800.820.0888 with any questions regarding the Fund’s fees and expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2012
All-Asset Aggressive Strategy Fund (Prospectus Summary): | All-Asset Aggressive Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	All-Asset Aggressive Strategy Fund
Supplement Text	ck0001064046_SupplementTextBlock

RYDEX VARIABLE TRUST

All-Asset Aggressive Strategy Fund

Supplement dated September 13, 2012

to the Statutory Prospectus of the above listed Fund

dated May 1, 2012

This supplement provides new and additional information beyond that contained in the Statutory Prospectus (the “Prospectus”) listed above and should be read in conjunction with the Prospectus.

Effective immediately, the All-Asset Aggressive Strategy Fund’s “Fees and Expenses of the Fund” table in the Fund’s “Fund Summary” section is revised to correct an overstatement of the Fund’s “Other Expenses” from 0.80% to 0.08%.  As a result of this correction, the Fund’s “Total Annual Fund Operating Expenses” is also revised from 1.82% to 1.10%. For ease of reference, the corrected “Fees and Expenses of the Fund” table is included below.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Owners of variable annuity and insurance contracts that invest in the Fund also should refer to the variable insurance contract prospectus for a description of fees and expenses that may be deducted at the separate account level or contract level for any charges that may be incurred under a contract. If the information below were to reflect the deduction of insurance charges, fees and expenses would be higher.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Expense, Footnotes	rr_ExpenseFootnotesTextBlock

In addition, the amounts set forth under the “Example” heading in the Fund’s “Fund Summary” section is revised to reflect the Fund’s lower “Total Annual Fund Operating Expenses.” The revised amounts are set forth below.

Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include acquired fund fees and expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Supplement Closing	ck0001064046_SupplementClosingTextBlock

Finally, the Fund’s “Total Expenses” as set forth in the Fund’s “Financial Highlights” table is also revised to reflect the Fund’s lower “Total Annual Fund Operating Expenses” less “Acquired Fund Fees and Expenses” for the fiscal year ended December 31, 2011.  Therefore, under the headings “Financial Highlights - All-Asset Aggressive Strategy Fund,” the “Total Expenses” of the Fund for the fiscal year ended December 31, 2011 are revised from 0.80% to 0.08%.

Shareholders may contact Guggenheim Investments Client Services at 800.820.0888 with any questions regarding the Fund’s fees and expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

All-Asset Aggressive Strategy Fund | Variable Annuity
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (12b-1) and Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	112
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	350
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	606
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,340

[1]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include acquired fund fees and expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.